Schedule of commitments from leases and rentals (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 203,965
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	7,662
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	34,146
Later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 162,157